Nature of Operations and Liquidity (Narrative) (Details) (USD $)				1 Months Ended
	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Sep. 30, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Approximate cash position	$ 2,300,000	$ 1,100,000
Restricted cash	898,225	868,298	265,173
Financing completed				3,766,325	1,631,500
Total financing		$ 3,562,229	$ 800,000		$ 4,030,000